Provisions and contingent liabilities - Balances of escrow deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Total - non-current assets	R$ 446,076	R$ 1,032,717
Tax [member]
Disclosure of other provisions [line items]
Total - non-current assets	306,593	856,830
Labor [member]
Disclosure of other provisions [line items]
Total - non-current assets	24,070	37,715
Civil and other [member]
Disclosure of other provisions [line items]
Total - non-current assets	R$ 115,413	R$ 138,172